Rule 497(d)

                                                    Registration No. 333 - 89276

                                          EQUITY FOCUS TRUSTS - TRILOGY ADVISORS
                                      BABY BOOM ECONOMY PORTFOLIO, 2002 SERIES B

                                    Supplement to Prospectus dated June 20, 2002



            The following note to the portfolio should be added to the bottom of page 14:

               In addition, investment analysts and other employees of Trilogy Advisors, LLC, including its subsidiaries and/or affiliates, recommending and selecting the portfolio may have a position in securities or options of any of the companies included in the Trust.